BASIS OF PREPARATION AND PRESENTATION OF FINANCIAL STATEMENTS - Subsidiaries (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
FINANCIAL ASSETS AND LIABILITIES
Indirect ownership (as a percent)		100.00%
Consórcio Energético Cruzeiro do Sul⁴
FINANCIAL ASSETS AND LIABILITIES
Indirect ownership (as a percent)		49.00%
Consórcio UHE Baguari
FINANCIAL ASSETS AND LIABILITIES
Indirect ownership (as a percent)	100.00%
AXIA Energia Nordeste
FINANCIAL ASSETS AND LIABILITIES
Percentage of equity interest /Percentage of participation	100.00%	100.00%
Nova Era Solar Enki S.A.
FINANCIAL ASSETS AND LIABILITIES
Indirect ownership (as a percent)	99.99%	99.97%
AXIA Energia Norte
FINANCIAL ASSETS AND LIABILITIES
Percentage of equity interest /Percentage of participation	100.00%	100.00%
Nova Era Catarina Transmissora S.A.
FINANCIAL ASSETS AND LIABILITIES
Indirect ownership (as a percent)	100.00%	100.00%
Nova Era Ceará Transmissora S.A.
FINANCIAL ASSETS AND LIABILITIES
Indirect ownership (as a percent)	100.00%	100.00%
Nova Era Integração Transmissora S.A.
FINANCIAL ASSETS AND LIABILITIES
Indirect ownership (as a percent)	100.00%	100.00%
Nova Era Teresina Transmissora S.A.
FINANCIAL ASSETS AND LIABILITIES
Indirect ownership (as a percent)	100.00%	100.00%
Teles Pires Participações S.A.¹
FINANCIAL ASSETS AND LIABILITIES
Indirect ownership (as a percent)	100.00%	100.00%
Companhia Hidrelétrica Teles Pires S.A.
FINANCIAL ASSETS AND LIABILITIES
Indirect ownership (as a percent)	100.00%	100.00%
AXIA Energia Sul
FINANCIAL ASSETS AND LIABILITIES
Percentage of equity interest /Percentage of participation	100.00%	100.00%
AXIA Energia Transmissora Carnaúba S.A.
FINANCIAL ASSETS AND LIABILITIES
Indirect ownership (as a percent)	100.00%
AXIA Energia Transmissora Nova Ponte S.A.
FINANCIAL ASSETS AND LIABILITIES
Indirect ownership (as a percent)	100.00%
AXIA Energia Transmissora Paracatu S.A.
FINANCIAL ASSETS AND LIABILITIES
Indirect ownership (as a percent)	100.00%
AXIA Energia Transmissora Seridó S.A.
FINANCIAL ASSETS AND LIABILITIES
Indirect ownership (as a percent)	100.00%
Eólica Ibirapuitã S.A.
FINANCIAL ASSETS AND LIABILITIES
Indirect ownership (as a percent)	100.00%
Baguari Energia S.A.
FINANCIAL ASSETS AND LIABILITIES
Percentage of equity interest /Percentage of participation	100.00%	100.00%
Baguari I Geração de Energia S.A.
FINANCIAL ASSETS AND LIABILITIES
Indirect ownership (as a percent)	100.00%	100.00%
Brasil Ventos Energia S.A.
FINANCIAL ASSETS AND LIABILITIES
Percentage of equity interest /Percentage of participation	100.00%	100.00%
Energia dos Ventos V S.A.
FINANCIAL ASSETS AND LIABILITIES
Indirect ownership (as a percent)	100.00%	100.00%
Energia dos Ventos VI S.A.
FINANCIAL ASSETS AND LIABILITIES
Indirect ownership (as a percent)	100.00%
Energia dos Ventos VII S.A.
FINANCIAL ASSETS AND LIABILITIES
Indirect ownership (as a percent)	100.00%	100.00%
Energia dos Ventos VIII S.A.
FINANCIAL ASSETS AND LIABILITIES
Indirect ownership (as a percent)	100.00%	100.00%
Energia dos Ventos IX S.A.
FINANCIAL ASSETS AND LIABILITIES
Indirect ownership (as a percent)	100.00%	100.00%
Itaguaçu da Bahia Energias Renováveis S.A.
FINANCIAL ASSETS AND LIABILITIES
Indirect ownership (as a percent)	98.00%	98.00%
Eletrobras Participações S.A. – Eletropar²
FINANCIAL ASSETS AND LIABILITIES
Percentage of equity interest /Percentage of participation		83.71%
Eletronet S.A.
FINANCIAL ASSETS AND LIABILITIES
Percentage of equity interest /Percentage of participation	100.00%
Madeira Energia S.A.
FINANCIAL ASSETS AND LIABILITIES
Percentage of equity interest /Percentage of participation	99.74%	99.74%
Santo Antônio
FINANCIAL ASSETS AND LIABILITIES
Indirect ownership (as a percent)	99.74%	99.74%
SPE Nova Era Janapu Transmissora S.A.
FINANCIAL ASSETS AND LIABILITIES
Percentage of equity interest /Percentage of participation	100.00%	100.00%
Triângulo Mineiro Transmissora S.A.
FINANCIAL ASSETS AND LIABILITIES
Percentage of equity interest /Percentage of participation	100.00%	100.00%
Vale do São Bartolomeu Transmissora de Energia S.A.
FINANCIAL ASSETS AND LIABILITIES
Percentage of equity interest /Percentage of participation	100.00%	90.00%
Retiro Baixo Energética S.A.
FINANCIAL ASSETS AND LIABILITIES
Percentage of equity interest /Percentage of participation	100.00%	100.00%